Revenue (Tables)	12 Months Ended
Aug. 31, 2021
Revenue [abstract]
Contract assets and liabilities

	Contract Assets	Contract Liabilities
August 31, 2019	158	238
Increase in contract assets from revenue recognized during the period	200	–
Contract assets transferred to trade receivables	(170)	–
Contract terminations transferred to trade receivables	(16)	–
Revenue recognized included in contract liabilities at the beginning of the year	–	(231)
Increase in contract liabilities during the period	–	218

August 31, 2020	172	225
Increase in contract assets from revenue recognized during the period	140	–
Contract assets transferred to trade receivables	(171)	–
Contract terminations transferred to trade receivables	(16)	–
Revenue recognized included in contract liabilities at the beginning of the year	–	(219)
Increase in contract liabilities during the period	–	222

August 31, 2021	125	228

Schedule of contract assets and liabilities

	Contract Assets	Contract Liabilities
Current	132	211
Long-term	40	14

Balance as at August 31, 2020	172	225

Current	97	213
Long-term	28	15

Balance as at August 31, 2021	125	228

Deferred commission costs assets

August 31, 2019	94
Additions to deferred commission cost assets	84
Amortization recognized on deferred commission cost assets	(80)

August 31, 2020	98
Additions to deferred commission cost assets	75
Amortization recognized on deferred commission cost assets	(81)

August 31, 2021	92

Current	61
Long-term	37

Balance as at August 31, 2020	98

Current	59
Long-term	33

Balance as at August 31, 2021	92

Disaggregation of revenue

	2021 $	2020 $
Services
Wireline – Consumer	3,665	3,683
Wireline – Business	584	567
Wireless	891	815

	5,140	5,065

Equipment and other
Wireless	381	351

	381	351

Intersegment eliminations	(12)	(9)

Total revenu e	5,509	5,407

Remaining performance obligations

	Within 1 year	Within 2 years	Within 3 years	Within 4 years	Within 5 years	Thereafter	Total

Wireline	1,583	742	151	77	30	2	2,585

Wireless	348	101	–	–	–	–	449

Total	1,931	843	151	77	30	2	3,034